DISCONTINUED OPERATIONS (Schedule of Revenue Covenants Under that Loan) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
loss on re-measurement re-measurement of assets and liabilities:
Revenues	$ 30,547	$ 28,727
Finance costs	3,100	6,374
Profit before tax from discontinued operations	(10,138)	(24,929)
Tax expense:
Profit after tax for the period from discontinued operations	0	12,854
Senior Secured Term Loan Credit Facility [Member] | Discontinued Operations [Member]
loss on re-measurement re-measurement of assets and liabilities:
Revenues	0	2,784
Expenses	0	(2,648)
Operating income	0	136
Profit before tax from discontinued operations	0	136
Tax expense:
Related to current pre-tax profit/(loss)	0	0
Gain on sale of the discontinued operations	0	12,718
Profit after tax for the period from discontinued operations	0	12,854
The net cashflows generated from the sale of Fitzgerald Industries International Inc are, as follows:
Cash received from sale of the discontinued operations net of transaction costs	0	29,201
Cash sold as a part of discontinued operations	0	(775)
Net cash inflow on date of disposal	$ 0	$ 28,426